Commitments and Contingencies - Total estimated movie content commitments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Minimum estimated movie content commitments
2021	$ 7,979	$ 38,319
2022	20,735	21,469
Contractual Obligation, Total	$ 28,714	$ 59,788